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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/12

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	November 14, 2012
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total: $491,811
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  	Sole
--------------		--------    -----      -------------   ----------  -------   -----  ----------		----
21VIANET GROUP INC   SPONSORED ADR  90138A103	     209	 18,100	   SH		    SOLE		18,100
AMAZON COM INC		  COM	    023135106	   7,845	 30,847	   SH		    SOLE		30,847
APPLE INC		  COM	    037833100	  24,021 	 36,000    SH 		    SOLE		36,000
CHARTER COMMUNICATIONS	CL A NEW    16117M305	  20,269	270,000	   SH		    SOLE	       270,000
   INC D
EBAY INC		  COM	    278642103	  26,141	540,000    SH 		    SOLE       	       540,000
EQUINIX INC		  COM NEW   29444U502	 125,299 	608,100    SH 		    SOLE               608,100
EXACTTARGET INC		  COM	    30064K105	  10,172	420,000	   SH		    SOLE	       420,000
EXPEDIA INC DEL		  COM NEW   30212P303	  27,763	480,000	   SH		    SOLE	       480,000
SELECT SECTOR SPDR TR  SBI INT-FINL 81369Y605	  10,031	643,000	   SH		    SOLE	       643,000
FORTINET INC		  COM	    34959E109	  18,829	780,000	   SH		    SOLE	       780,000
GENERAL MTRS CO	  	  COM	    37045V100	   4,778	210,000	   SH		    SOLE               210,000
INTERXION HOLDING N.V.	  SHS	    N47279109	   1,819	 80,066	   SH		    SOLE	        80,066
ISHARES INC	        MSCI BRAZIL 464286400	  37,240	689,000	   SH		    SOLE	       689,000
MASTERCARD INC  	  CLA	    57636Q104	  11,061	 24,500    SH		    SOLE		24,500
NETFLIX INC		  COM	    64110L106	   2,352 	 43,200    SH 		    SOLE                43,200
OCH ZIFF CAP MGMT CORP	  CLA	    67551U105	  11,834      1,225,000    SH		    SOLE             1,225,000
OPENTABLE INC		  COM	    68372A104	  18,217	437,900	   SH		    SOLE               437,900
PANDORA MEDIA INC	  COM	    698354107	   9,866	901,000	   SH		    SOLE	       901,000
QUALCOMM INC	          COM	    747525103	  24,434	391,000	   SH		    SOLE               391,000
RACKSPACE HOSTING INC 	  COM	    750086100	  29,741	450,000	   SH		    SOLE               450,000
RIVERBED TECHNOLOGY INC	  COM	    768573107	  16,754	720,000	   SH		    SOLE	       720,000
SINA CORP		  ORD	    G81477104	  19,404	300,000	   SH		    SOLE	       300,000
SIX FLAGS ENTMT CORP NEW  COM	    83001A102	  17,640	300,000	   SH		    SOLE	       300,000
TUMI HLDGS INC.		  COM	    89969Q104	   2,307	 98,000	   SH		    SOLE	        98,000
TW TELECOM INC		  COM	    87311L104	   6,257 	240,000    SH 		    SOLE               240,000
VERINT SYS INC 	  	  COM	    92343X100	   3,125	113,880	   SH		    SOLE               113,880
GENERAL MTRS CO	 *W EXP 07/10/2016  37045V118	   1,823	132,312	   SH		    SOLE               132,312
GENERAL MTRS CO	 *W EXP 07/10/2019  37045V126	   2,580	312,312	   SH		    SOLE               312,312



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